VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	$ 2,027,002	$ 2,246,302
Additions	4,144	13,480
Disposal		(226,417)
Write-off of fully depreciated and amortized asset	(5,974)	(6,363)
Vessels and equipment, gross at period end	2,025,172	2,027,002
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(657,337)	(710,545)
Charge for the year	(65,603)	(67,625)
Disposal		114,470
Write-off of fully depreciated and amortized asset	5,974	6,363
Depreciation and amortization at period end	(716,966)	(657,337)
Net book value	1,308,206	1,369,665
Vessels
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	1,941,948	2,143,388
Additions	3,013	7,547
Disposal		(208,987)
Write-off of fully depreciated and amortized asset	(1,691)	0
Vessels and equipment, gross at period end	1,943,270	1,941,948
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(605,243)	(663,123)
Charge for the year	(52,507)	(55,796)
Disposal		113,676
Write-off of fully depreciated and amortized asset	1,691	0
Depreciation and amortization at period end	(656,059)	(605,243)
Net book value	1,287,211	1,336,705
Drydocking expenditure
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	47,228	65,088
Additions	1,131	5,933
Disposal		(17,430)
Write-off of fully depreciated and amortized asset	(4,283)	(6,363)
Vessels and equipment, gross at period end	44,076	47,228
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(24,929)	(23,804)
Charge for the year	(9,549)	(8,282)
Disposal		794
Write-off of fully depreciated and amortized asset	4,283	6,363
Depreciation and amortization at period end	(30,195)	(24,929)
Net book value	13,881	22,299
Mooring Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross at period start	37,826	37,826
Additions	0	0
Disposal		0
Write-off of fully depreciated and amortized asset	0
Vessels and equipment, gross at period end	37,826	37,826
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation and amortization at period start	(27,165)	(23,618)
Charge for the year	(3,547)	(3,547)
Disposal		0
Write-off of fully depreciated and amortized asset	0	0
Depreciation and amortization at period end	(30,712)	(27,165)
Net book value	$ 7,114	$ 10,661